Long-term investments, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]
Long-term investments, net
Cash consideration					¥ 430,788
Impairment recorded for long-term investments			¥ 0	$ 0	¥ 0	¥ 4,000
Investee A
Long-term investments, net
Equity interests acquired (as a percent)		13.34%
Cash consideration		¥ 1,000
Investee B
Long-term investments, net
Equity interests acquired (as a percent)		20.00%
Cash consideration		¥ 4,000
Investee C
Long-term investments, net
Equity interests acquired (as a percent)	5.00%
Cash consideration	¥ 8,000

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.